Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 33,893	$ 46,051
Cash equivalents	17,812	1,398
Cash and cash equivalents	$ 51,705	$ 47,449	$ 31,468